Taxation - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 CHINA	Dec. 31, 2014 Non-resident Enterprises CHINA	Dec. 31, 2014 Subsidiaries CHINA Maximum	Dec. 31, 2014 Subsidiaries CHINA Non-Transfer Pricing Matters Minimum	Dec. 31, 2014 Subsidiaries CHINA Non-Transfer Pricing Matters Maximum	Dec. 31, 2014 Subsidiaries CHINA Transfer Pricing Matters	Dec. 31, 2014 Subsidiaries CHINA Transfer Pricing Matters Minimum	Dec. 31, 2014 Subsidiaries CHINA Transfer Pricing Matters Maximum	Dec. 31, 2014 Subsidiaries CHINA Underpayment of income taxes is due to computational errors made by the taxpayer	Dec. 31, 2014 Subsidiaries CHINA Underpayment of income tax liability exceeding RMB100,000 (approximately $15,000)	Dec. 31, 2014 Subsidiaries CHINA Underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) Minimum USD ($)	Dec. 31, 2014 Subsidiaries CHINA Underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) Minimum CNY
Income Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%				25.00%
Enterprise income tax rate, effective date							2008-01-01
Enterprise Income Tax law, transition period							5 years
Foreign invested manufacturing enterprises, scheduled operational period					10 years
Tax exemption period	2 years
Tax rate reduction period	3 years
Tax rate reduction starting from the first profit making year	50.00%
Tax holiday	5 years
Tax payable without tax holidays	$ 0	$ 204,884	$ 49,642
Increase (decrease) in basic and diluted loss per ordinary share from continuing operations due to tax holidays	$ 0	$ 0	$ 0
Income tax rate								10.00%
Dividend withholding tax rate									10.00%
Unrecognized tax benefits would impact the effective if recognized	1,800,000	700,000	0	2,500,000
Liability for uncertain tax positions, current	1,100,000	700,000	0
Income tax examination year under examination										2010	2014		2004	2014
Period of statute of limitations												10 years			3 years	5 years
Underpayment of income tax liability																	15,000	100,000
Income tax losses carrying forward	88,694,725
Income tax losses carrying forward, expiration year					2015	2019
Valuation allowances recognized	$ 10,100,000	$ 9,200,000	$ 7,600,000